Share-based payments - Details grants Rapidfit (Details) - Rapidfit+ plan	12 Months Ended
	Dec. 31, 2023 shares Option	Dec. 31, 2022 Option	Dec. 31, 2021 Option
Share-based payment plans
Outstanding at beginning of period	33	186	186
Forfeited / Cancelled	(33)	(153)
Outstanding at end of period	0	33	186
Exercisable at the end of period		33	186